TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the statements of operations		$ (5,205)	$ 904	$ 5,031
Tax rate	20.00%	24.00%	25.00%	26.50%
Theoretical tax		$ (1,249)	$ 226	$ 1,333
Increase (decrease) in taxes:
Non-deductible items		185	249	211
Losses and other items for which a valuation allowance was provided		1,769	977	579
Realization of carryforward tax losses for which valuation allowance was provided		(28)	(541)	(587)
Changes in valuation allowance			(1,602)	(567)
Tax rate differences in subsidiaries		(71)	236	276
Adjustment of deferred tax balances following a changes in tax rates		410
Provision for uncertain tax positions		245	(230)	147
Taxes in respect of prior years		21	79	7
Tax withheld against which valuation allowance was provided this year		638	602	671
Investment tax credit		(178)	(220)	(158)
Other		(47)	102	11
Total taxes on income		$ 1,695	$ (122)	$ 1,923